Unaudited Condensed Consolidated Statements of Shareholders’ Equity (Parentheticals) - Consolidation - $ / shares	Apr. 01, 2026	Mar. 25, 2024	Sep. 09, 2026	Jun. 30, 2026	Dec. 31, 2025	Mar. 31, 2024
Forecast | Class A Ordinary Shares
Shares, unissued			20
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Forecast | Class B Ordinary Shares
Shares, unissued			20
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ordinary shares
Shares, unissued		1
Ordinary shares, shares issued (in Shares)				25,245,498
Ordinary shares, par value (in Dollars per share)		$ 0.0000001				$ 0.00001
Reverse share consolidation		100
Share Consolidation
Ordinary shares, shares issued (in Shares)				1,262,275
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000
Share Consolidation | Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares)	399,941,181.2
Share Consolidation | Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares)	100,058,818.8
Share Consolidation | Forecast
Ordinary shares, shares authorized (in Shares)			50,000
Share Consolidation | Forecast | Class A Ordinary Shares
Shares, unissued			1
Ordinary shares, par value (in Dollars per share)			$ 0.002
Ordinary shares, shares authorized (in Shares)			19,997,059.06
Share Consolidation | Forecast | Class B Ordinary Shares
Shares, unissued			1
Ordinary shares, par value (in Dollars per share)			$ 0.002
Ordinary shares, shares authorized (in Shares)			5,002,940.94
Pre-consolidation
Ordinary shares, shares issued (in Shares)					159,329,600
Ordinary shares, par value (in Dollars per share)					$ 0.0000001
Pre-consolidation | Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001
Reverse share consolidation	10
Pre-consolidation | Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001
Reverse share consolidation	10
Post-consolidation
Ordinary shares, shares issued (in Shares)					1,593,296
Ordinary shares, par value (in Dollars per share)					$ 0.00001
Post-consolidation | Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Reverse share consolidation	1
Post-consolidation | Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Reverse share consolidation	1